Own Work Capitalized (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Own Work Capitalized

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Cost of materials	689	1,995	4,073
Personnel expenses	665	1,906	3,921
Depreciation and Amortization	112	287	802
Other operating expenses	101	427	579
Total	1,567	4,615	9,375

Summary of Detailed Information About Breakdown of Own Work Capitalized
The following table shows the breakdown of own work capitalized:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Development costs	968	2,845	8,248
Property, plant and equipment	599	1,770	1,127
Total	1,567	4,615	9,375